INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventories

	December 31,
	2022	2021
Raw materials	$14,541	$15,263
Finished products	21,836	8,725

	$36,377	$23,988